SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Basis of consolidation

The consolidated financial statements include the accounts of the company and, from their respective dates of acquisition of control or formation, its wholly-owned subsidiaries and partnerships. All inter-company transactions and amounts have been eliminated on consolidation.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
(b)	Variable interest entities

Variable interest entities (VIE) are entities in which equity investors do not have a controlling financial interest or the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by other parties. The company consolidated the accounts of VIEs where it has been determined that the company is the primary beneficiary, defined as the party that has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and has an obligation to absorb losses and receive benefits of that VIE.

On March 20, 2013, the company sold its 50.001% interest in Powell River Energy Inc. and Powell River Energy Limited Partnership (PREI) for proceeds of $33.0 million. Up to the date of sale, the company consolidated 100% of PREI’s balances in its consolidated results as PREI was a variable interest entity in which the company was the primary beneficiary. The sale did not affect existing operating arrangements between the company and PREI, including the power purchase agreement, and the company will continue to purchase 100% of the power generated by PREI.

The company is no longer the primary beneficiary of PREI subsequent to the sale of its equity interest and the settlement of its affiliate loans. Although the power purchase agreement continues, the company does not own any of PREI’s equity, does not control its Board of directors, and does not direct PREI’s activities and operations to ensure that the terms of the power purchase agreement are met.

Subsequent to the sale of the company’s interest in PREI, the power purchase agreement meets the definition of a lease under U.S. GAAP. The arrangement meets the criteria of a lease as fulfillment of the power purchase agreement is dependent on identified land and depreciable assets, consisting of PREI’s integrated hydroelectric power generation, transmission and distribution system, and the power purchase agreement stipulates that the company buy 100% of the power output generated by these assets.

The lease was determined to be an operating lease, as opposed to a capital lease, and future operating lease payments will be recognized as a component of energy cost. The balances and accounts of PREI and the 50% included in non-controlling interest were derecognized on the date of sale, and a gain on sale was recognized for the difference between the net proceeds on sale after settlement of the affiliate loans and the book value of assets and liabilities derecognized.

Use of Estimates, Policy [Policy Text Block]
(c)	Use of estimates

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. On an ongoing basis, management reviews its estimates, including those related to inventory obsolescence, estimated useful lives of assets, environmental and legal liabilities, impairment of long-lived assets, derivative financial instruments, pension and post-retirement benefits, bad debt and doubtful accounts, income taxes, restructuring costs, and commitment and contingencies, based on currently available information.

The enterprise value that was established as of the valuation date of September 30, 2012 incorporated numerous major assumptions including, but not limited to, the following:

•	management’s best estimate of future operating performance as of the valuation date,

•	internal forecasts and external forecasts based on published reports of future exchange rates and product prices,

•	a discount rate of 15% based on the estimated blended rate of return required by debt and equity investors of the company,

•	the corporate income tax rate of approximately 25% represents an appropriate rate to apply to future earnings of the company, based on current and projected federal and provincial tax rates,

•	a capital cost allowance (CCA) rate of 20% represents an appropriate depreciation rate to apply to capital assets in future periods.

Actual amounts could differ from estimates.

Segment Reporting, Policy [Policy Text Block]
(d)	Segmented reporting

As of January 1, 2015, we changed our operating segments to reflect our new reporting structure and expanded product range and production capacity resulting from the acquisition of the Biron and Rumford mills on January 7, 2015. Our operating segments, formerly categorized as specialty printing papers, newsprint and pulp, have been expanded to four categories: coated paper, uncoated paper, newsprint, and pulp. We have restated comparative segmented results accordingly.

Going Concern [Policy Text Block]
(e)	Going concern

The company is required to assess its ability to continue as a going concern or whether substantial doubt exists as to the company’s ability to continue as a going concern into the foreseeable future. The company has forecasted its cash flows for the next 12 months and believes that it has adequate liquidity in cash and available borrowings under its credit facilities to finance its operations without support from other parties over the next year. The company has concluded that substantial doubt does not exist as to the company’s ability to continue as a going concern over the next fiscal year.

Revenue Recognition, Policy [Policy Text Block]
(f)	Revenue recognition

The company recognizes revenues upon shipment when persuasive evidence of an arrangement exists, prices are fixed or determinable, title of ownership has transferred to the customer and collection is reasonably assured. Sales are reported net of discounts, allowances and rebates.

Shipping and Handling Cost, Policy [Policy Text Block]
(g)	Shipping and handling costs
  The company classifies shipping and handling costs to cost of sales, excluding depreciation and amortization as incurred.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(h)	Translation of foreign currencies

The majority of the company’s sales are denominated in foreign currencies, principally U.S. dollars (US$). The company’s functional currency is the Canadian dollar. Revenue and expense items denominated in foreign currencies are translated at exchange rates prevailing during the period. Monetary assets and liabilities denominated in foreign currencies are translated at the period-end exchange rates. Non-monetary assets and liabilities are translated at exchange rates in effect when the assets are acquired or the obligations are incurred. Foreign exchange gains and losses are reflected in net earnings (loss) for the period.

On January 7, 2015, the company’s foreign subsidiary acquired the assets of the Biron and Rumford paper mills in Wisconsin and Maine, respectively. As a result, commencing in 2015, the company has a foreign subsidiary that is considered to be integrated within its foreign jurisdiction, and accordingly, uses the U.S. dollar as its functional currency. Foreign exchange gains and losses arising from the translation of the foreign subsidiary’s accounts into Canadian dollars (CDN$) are reported as a component of other comprehensive income (loss).

Derivatives, Policy [Policy Text Block]
(i)	Derivative financial instruments

The company uses derivative financial instruments in the management of foreign currency and price risk associated with its revenues, energy costs and long-term debt. It also uses interest rate swaps to manage its net exposure to interest rate changes.  The company’s policy is to use derivatives for managing existing financial exposures and not for trading or speculative purposes. The company accounts for its derivatives at fair value at each balance sheet date.

Cash and Cash Equivalents, Policy [Policy Text Block]
(j)	Cash and cash equivalents
  Cash and cash equivalents include cash and short-term investments with original maturities of less than three months when acquired and are presented at fair value.

Inventory, Policy [Policy Text Block]
(k)	Inventories

Specialty printing papers, newsprint and pulp inventories are valued at the lower of three-month moving average cost or market. Wood chips, pulp logs and other raw materials are valued at the lower of cost or market. For raw materials to be used in the production of finished goods, market is determined on an as-converted-to-finished-goods basis. Work-in-progress and operating and maintenance supplies and spare parts inventories are valued at cost. Cost is defined as all costs that relate to bringing the inventory to its present condition and location under normal operating conditions and includes manufacturing costs, such as raw materials, labour and production overhead, and depreciation and amortization costs. In addition, cost includes freight costs to move inventory offsite.

Repairs and Maintenance Costs [Policy Text Block]
(l)	Repairs and maintenance costs
  Repairs and maintenance, including costs associated with planned major maintenance, are charged to cost of sales, excluding depreciation and amortization as incurred.

Property, Plant and Equipment, Policy [Policy Text Block]
(m)	Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization, including asset impairment charges. Interest costs for capital projects are capitalized. Buildings, machinery and equipment are generally amortized on a straight-line basis at rates that reflect estimates of the economic lives of the assets. The rates for major classes of assets based on the estimated remaining economic lives are:

Buildings	2.5% – 5.0%

Paper machinery and equipment	5.0% – 10.0%

Pulp machinery and equipment	5.0% – 10.0%

The company adjusted the estimated remaining economic life of certain assets as of December 31, 2015, based on a review of the physical condition and expected future operational and commercial lives of its major classes of assets.  The estimated impact on annual depreciation from the adjustment is $6.0 million.

No depreciation is charged on capital projects during the period of construction. Start-up costs incurred in achieving normal operating capacity on major capital projects are expensed as incurred.

Leasehold improvements are normally amortized over the lesser of their expected average service life and the term of the lease.

When property, plant and equipment are sold by the company, the historical cost less accumulated depreciation and amortization is netted against the sale proceeds and the difference is included in Other income (expense), net.

Assets Held For Sale and Discontinued Operations [Policy Text Block]
(n)	Assets held for sale and discontinued operations

Assets and liabilities that meet the held-for-sale criteria are reported separately from continuing operations in the consolidated balance sheet. Assets held for sale and liabilities associated with assets held for sale are reported separately under current assets and current liabilities, and are not offset and reported as a single amount in the consolidated balance sheet. Assets and liabilities are classified prospectively in the consolidated balance sheet as held for sale.

The results of discontinued operations, net of tax, are presented separately from the results of continuing operations in the consolidated statements of earnings (loss). Per share information and changes to other comprehensive income (loss) related to discontinued operations are presented separately from continuing operations. Cash flows from discontinued operations are not presented separately from cash flows from continuing operations in the consolidated statements of cash flows. All comparative periods are restated in the period that a component is classified as a discontinued operation.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(o)	Impairment of long-lived assets

Long-lived assets are tested for recoverability when events or changes in circumstances indicate their carrying value may not be recoverable. A long-lived asset is potentially not recoverable when its carrying value is greater than the sum of the undiscounted cash flows expected to result from its use and eventual disposition. The impairment loss, if any, is measured as the amount by which the long-lived asset’s carrying amount exceeds its fair value.

Environmental Costs, Policy [Policy Text Block]
(p)	Environmental costs

Environmental expenditures are expensed or capitalized depending upon their future economic benefit. Expenditures that prevent future environmental contamination are capitalized as part of Property, plant and equipment, and depreciation and amortization is subsequently charged to earnings over the estimated future benefit period of the assets. Expenditures that relate to an existing condition caused by past operations are expensed. Liabilities are recorded on a discounted basis when rehabilitation efforts are likely to occur and the costs can be reasonably estimated.

Asset Retirement Obligations, Policy [Policy Text Block]
(q)	Asset retirement obligations

Asset retirement obligations are recognized at fair value in the period in which the company incurs a legal obligation associated with the retirement of an asset. The associated costs are capitalized as part of the carrying value of the related asset and amortized over its remaining useful life. The liability is accreted using a credit-adjusted risk-free interest rate.

The company’s obligations for the proper removal and disposal of asbestos products in its mills meet the definition of a conditional asset retirement obligation. That is, the company is subject to regulations that are in place to ensure that asbestos fibres do not become friable, or loose. The regulations require that friable asbestos be repaired or removed in accordance with the regulations. The company’s asbestos can generally be found on steam and condensate piping systems throughout its facilities, as well as in transite cladding on buildings and in building insulation. As a result of the longevity of the company’s mills, due in part to the company’s maintenance procedures, and the fact that the company does not have plans for major changes that would require the removal of asbestos, the timing of the removal of asbestos in the company’s mills is indeterminate. As a result, the company is currently unable to estimate the fair value of its asbestos removal and disposal obligation.

The company’s obligations to cover (cap) the surface areas of the landfills that are in operation at its mill sites meet the definition of an asset retirement obligation. Capping will prevent future environmental contamination when the landfills are no longer in active use. The company presently has active landfills at its Crofton and Powell River mill sites.

Deferred Charges, Policy [Policy Text Block]
(r)	Deferred financing costs

Deferred costs related to the company’s long-term debt are included in other assets and amortized over the legal life of the related liability. Financing costs associated with modifications of long-term debt are expensed as incurred.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(s)	Stock-based compensation and other stock-based payments

Phantom share units granted to the company’s key employees are accounted for using the fair value-based method. Under this method, compensation cost is measured at fair value at the date of grant, and is expensed over the award’s vesting period. Accrued compensation cost is recognized as a liability as potential entitlements are payable in cash, and therefore, compensation cost must be re-measured at fair value as of each reporting date with prospective adjustment to the amount of the compensation expense.

Income Tax, Policy [Policy Text Block]
(t)	Income taxes

Income taxes are accounted for using the asset and liability method. Deferred income tax assets and liabilities are based on temporary differences (differences between the accounting basis and the tax basis of the assets and liabilities) and non-capital loss carry-forwards and are measured using the enacted tax rates and laws expected to apply when these differences reverse. Future tax benefits, including non-capital loss carry-forwards, are recognized to the extent that realization of such benefits is considered more likely than not. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that enactment occurs.

Employee Future Benefits [Policy Text Block]
(u)	Employee future benefits

The company maintains pension benefit plans for all salaried employees, which include defined benefit and defined contribution segments. The company also sponsors other post-retirement benefit plans, covering health and dental benefits. The company recognizes assets or liabilities for the respective overfunded or underfunded statuses of its defined benefit pension plans and other post-retirement benefit plans on its consolidated balance sheet. Changes in the funding statuses that have not been recognized in the company’s net periodic benefit costs are reflected in Accumulated other comprehensive income (loss) in the company’s consolidated balance sheet. Net periodic benefit costs are recognized as employees render the services necessary to earn the pension and other post-retirement benefits.

The estimated cost for pensions and other employee future benefits provided to employees by the company is accrued using actuarial techniques and assumptions during the employees’ active years of service. The net periodic benefit cost includes:

⋅	the cost of benefits provided in exchange for employees’ services rendered during the year;

⋅	the interest cost of benefit obligations;

⋅	the expected long-term return on plan assets based on the fair value for all asset classes;

⋅	gains or losses on settlements or curtailments;

⋅
the straight-line amortization of prior service costs and plan amendments included in accumulated other comprehensive income (AOCI) over the expected average remaining service lifetime (EARSL) of employees who are active as of the date such costs are first recognized, unless all, or almost all, of the employees are no longer active, in which case such costs are amortized over the average remaining life expectancy of the former employees; and

⋅
the straight-line amortization of cumulative unrecognized net actuarial gains and losses in excess of 10% of the greater of the accrued benefit obligation and the fair value of plan assets at the beginning of the year over the EARSL of the active employees who are active as of the date such amounts are recognized, unless all, or almost all, of the employees are no longer active, in which case such costs are amortized over the average life expectancy of the former employees.

The defined benefit plan obligations are determined in accordance with the projected benefit method, prorated on services.

Amounts paid to the company’s defined contribution plans for salaried employees and to multi-employer industry-wide pension plans are expensed as incurred.

Earnings Per Share, Policy [Policy Text Block]
(v)	Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to the company for the period by the weighted average number of company common shares outstanding during the reporting period. Diluted earnings (loss) per share is computed using the treasury stock method. When the effect of options and other securities convertible into common shares is anti-dilutive, including when the company has incurred a loss for the period, basic and diluted loss per share are the same.

Comparative Figures [Policy Text Block]
(w)	Comparative figures
  Comparative figures disclosed in the consolidated financial statements have been reclassified to conform to the presentation adopted for the current year.